Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Inputs	The following table presents information about the Company’s assets and liabilities that are measured at fair value on June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	June 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$36,801,181	$36,801,181	—	—
	$36,801,181	$36,801,181	—	—
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$168,759,775	$168,759,775	—	—
	$168,759,775	$168,759,775	—	—
The following table presents information about the Company’s assets and liabilities that are measured at fair value on December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account	$168,759,775	$168,759,775	—	—
	$168,759,775	$168,759,775	—	—
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account	$151,500,227	$151,500,227	—	—
	$151,500,227	$151,500,227	—	—
Liabilities:
Over-allotment option	$252,331	—	—	$252,331
	$252,331	—	—	$252,331

Schedule of Key Inputs into the Black Scholes Model for the Over-Allotment Liability	The key inputs into the Black Scholes model for the over-allotment liability were as follows at January 11, 2022, the date of the partial exercise of the overallotment option:
January 11, 2022
Input
Risk-free interest rate	0.04%
Expected term (years)	0.07
Expected volatility	11.26%
Exercise price	$10.00
Unit Price	$9.98
The key inputs into the Black Scholes model for the over-allotment liability were as follows at December 31, 2021 and January 11, 2022, the date of the partial exercise of the overallotment option:
Input	December 31, 2021
Risk-free interest rate	0.06%
Expected term (years)	0.10
Expected volatility	11.72%
Exercise price	$10.00
Unit Price	$9.93
Input	January 11, 2022
Risk-free interest rate	0.04%
Expected term (years)	0.07
Expected volatility	11.26%
Exercise price	$10.00
Unit Price	$9.98

Schedule of the Changes in the Fair Value of the Level 3 Over-Allotment Liability	The following table sets forth a summary of the changes in the fair value of the Level 3 over-allotment liability for the year ended December 31, 2022:
Over-allotment Liability

Fair value as of December 31, 2021	$252,331
Change in fair value at January 11, 2022	$(15,119)
Fair value of forfeited overallotment units at January 11, 2022	$(79,071)
Elimination of overallotment liability at January 11, 2022	$(158,141)
Fair value as of December 31, 2022	$—
The following table sets forth a summary of the changes in the fair value of the Level 3 over-allotment liability for the period from April 5, 2021 (inception) through December 31, 2022:
Over-allotment Liability
Fair value of over-allotment liability at April 5, 2021 (inception)	$—
Initial fair value of over-allotment liability upon issuance at IPO	194,269
Change in fair value	58,062
Fair value as of December 31, 2021	252,331
Change in fair value at January 11, 2022	(15,119)
Fair value of forfeited overallotment units at January 11, 2022	(79,071)
Elimination of overallotment liability at January 11, 2022	(158,141)
Fair value as of December 31, 2022	$—